SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - Service Based Stock Options [Member] - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Number of options
Outstanding, Beginning	3,064,674
Granted	293,489
Exercised	(691,451)
Cancelled	(123,332)
Outstanding, Ending	2,543,380	3,064,674
Exercisable	348,455
Vested and expected to vest	2,786,069
Weighted average Exercise price
Outstanding, Beginning	$ 1.39
Granted	0.01
Exercised	2.72
Cancelled	0.11
Outstanding, Ending	0.93	$ 1.39
Exercisable	5.16
Vested and expected to vest	$ 0.95
Weighted average Remaining contractual term ( in years)
Outstanding	65 years 3 months 18 days	59 years 8 months 12 days
Exercisable	2 years 11 months 4 days
Vested and expected to vest	5 months 23 days
Aggregate intrinsic value
Outstanding, Beginning	$ 73,284
Exercised	22,228
Outstanding, Ending	75,649	$ 73,284
Exercisable	8,889
Vested and expected to vest	$ 149,576